GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA (Schedule of revenues and long-lived assets by geographic region) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of revenues and long-lived assets by geographic region [Line items]
Revenues	$ 3,951	$ 1,588	$ 972
Long-lived assets	414	356
Israel [Member]
Summary of revenues and long-lived assets by geographic region [Line items]
Revenues		83
Long-lived assets	279	294
United States [Member]
Summary of revenues and long-lived assets by geographic region [Line items]
Revenues	2,186	941	364
Long-lived assets	88	52
Europe [Member]
Summary of revenues and long-lived assets by geographic region [Line items]
Revenues	1,254	476	608
Asia-Pacific [Member]
Summary of revenues and long-lived assets by geographic region [Line items]
Revenues	511	88
Germany [Member]
Summary of revenues and long-lived assets by geographic region [Line items]
Long-lived assets	$ 47	$ 10